SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Summary of revenues, gross profit, operating expenses, income (loss) from operations and interest by segment

	Year Ended December 31, 2025
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$5,612,124	$403,620	$(420,637)	$5,595,107
Cost of revenues	4,669,608	320,166	(420,893)	4,568,881
Gross profit	942,516	83,454	256	1,026,226
Operating expenses	743,959	236,111	3,000	983,070
Income (loss) from operations	$198,557	$(152,657)	$(2,744)	$43,156
Other segment items (1)				(183,895)
Loss before income taxes and equity in losses of affiliates				$(140,739)
Supplementary information:
Interest expense	$(64,284)	$(99,114)	$(14,768)	$(178,166)
Interest income	34,794	8,678	2,582	46,054
Depreciation and amortization, included in cost of revenues and operating expenses	498,026	57,027	—	555,053

	Year Ended December 31, 2024
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$6,460,003	$323,469	$(790,063)	$5,993,409
Cost of revenues	5,272,722	257,976	(536,608)	4,994,090
Gross profit	1,187,281	65,493	(253,455)	999,319
Operating expenses	850,499	155,573	23,328	1,029,400
Income (loss) from operations	$336,782	$(90,080)	$(276,783)	$(30,081)
Other segment items (1)				(52,221)
Loss before income taxes and equity in losses of affiliates				$(82,302)
Supplementary information:
Interest expense	$(63,698)	$(63,465)	$(10,305)	$(137,468)
Interest income	63,107	25,281	82	88,470
Depreciation and amortization, included in cost of revenues and operating expenses	463,893	37,550	—	501,443

	Year Ended December 31, 2023
			Elimination
			and
		Recurrent	Unallocated
	Manufacturing	Energy	Items	Total
Net revenues	$7,230,550	$497,653	$(114,577)	$7,613,626
Cost of revenues	6,121,332	292,926	(80,615)	6,333,643
Gross profit	1,109,218	204,727	(33,962)	1,279,983
Operating expenses	653,135	108,106	65,422	826,663
Income (loss) from operations	$456,083	$96,621	$(99,384)	$453,320
Other segment items (1)				(44,795)
Income before income taxes and equity in earnings of affiliates				$408,525
Supplementary information:
Interest expense	$(60,413)	$(46,489)	$(7,197)	$(114,099)
Interest income	43,788	7,797	36	51,621
Depreciation and amortization, included in cost of revenues and operating expenses	290,346	16,694	—	307,040
(1)	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain (loss), net and investment income, net.

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2023	2024	2025
The Americas:
United States	$1,485,919	$2,776,124	$2,777,463
Brazil	846,387	190,925	229,041
Others	283,839	136,726	151,732
	2,616,145	3,103,775	3,158,236
Asia:
China	2,151,243	1,220,446	710,977
Pakistan	78,203	266,082	202,962
Japan	597,188	150,727	195,090
Others	298,862	164,307	138,095
	3,125,496	1,801,562	1,247,124
Europe and other regions:
United Kingdom	144,994	185,240	355,484
Australia	128,247	115,118	347,863
Spain	445,321	221,788	141,833
Germany	291,385	198,227	91,636
South Africa	218,596	75,467	56,590
Others	643,442	292,232	196,341
	1,871,985	1,088,072	1,189,747
Total net revenues	$7,613,626	$5,993,409	$5,595,107

Schedule of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	December 31,	December 31,
	2024	2025
Asia Pacific	$3,162,555	$2,871,672
United States	1,405,757	1,586,046
Europe	500,229	932,317
Latin America	481,149	491,985
Others	11,466	32,785
Total long-lived assets	$5,561,156	$5,914,805

Summary of the Company's revenues generated from each product or service

	Years Ended December 31,
	2023	2024	2025
Manufacturing:
Solar modules	$5,941,345	$4,281,178	$3,377,706
Battery energy storage solutions	245,173	814,604	1,370,590
Solar system kits	679,350	398,173	224,621
EPC and others	250,105	181,422	227,855
Recurrent Energy:
Solar power and battery energy storage asset sales	399,098	156,686	175,987
Power services	40,636	69,972	75,486
Revenue from electricity, battery energy storage operations and others	57,919	91,374	142,862
Total net revenues	$7,613,626	$5,993,409	$5,595,107